Financial Liabilities at Amortized Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities at Amortized Cost [Line Items]
Repurchase agreement and securities lending	$ 109,505	$ 157,089
Bonds [Member]
Financial Liabilities at Amortized Cost [Line Items]
Debt financial instruments issued	1,012,638	1,224,480
Short-Term Current Bonds [Member]
Financial Liabilities at Amortized Cost [Line Items]
Debt financial instruments issued	28,049	286,354
Long-Term Bonds [Member]
Financial Liabilities at Amortized Cost [Line Items]
Debt financial instruments issued	$ 984,589	$ 938,126